Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles

Note 11 – Goodwill and Other Intangibles

Changes in the carrying amount of goodwill by business unit for the years ended December 31, 2011 and 2010 were as follows:

(In Millions)	CORPORATE AND INSTITUTIONAL SERVICES	PERSONAL FINANCIAL SERVICES	TOTAL
Balance at December 31, 2009	$334.7	$66.9	$401.6
Goodwill Acquired	–	4.6	4.6
Other Changes*	(5.2)	(.1)	(5.3)

Balance at December 31, 2010	$329.5	$71.4	$400.9
Goodwill Acquired	131.4	—	131.4
Other Changes*	(.3)	—	(.3)

Balance at December 31, 2011	$460.6	$71.4	$532.0

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other intangible assets are included in other assets in the consolidated balance sheet. The gross carrying amount and accumulated amortization of other intangible assets subject to amortization as of December 31, 2011 and 2010 were as follows:

OTHER INTANGIBLE ASSETS-SUBJECT TO AMORTIZATION *

	DECEMBER 31
(In Millions)	2011	2010
Gross Carrying Amount	$251.2	$164.2
Accumulated Amortization	127.8	111.0

Net Book Value	$123.4	$53.2

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.

Other intangible assets consist primarily of the value of acquired client relationships. Amortization expense related to other intangible assets was $16.8 million, $14.8 million, and $16.2 million for the years ended December 31, 2011, 2010, and 2009, respectively. Amortization expense for the years 2012, 2013, 2014, 2015 and 2016 is estimated to be $20.8 million, $20.5 million, $20.4 million, $11.7 million, and $9.1 million, respectively.

In June 2011, Northern Trust completed its acquisition of the fund administration, investment operations outsourcing and custody business of Bank of Ireland Securities Services. The purchase price, which is subject to certain performance-related adjustments over a one year period after the acquisition date, totaled $84.4 million and was comprised of $71.0 million of cash and $13.4 million of contingent consideration. Goodwill and other intangible assets associated with the acquisition totaled $30.0 million and $45.0 million, respectively. The estimated fair value of the contingent purchase consideration at December 31, 2011 was $11.4 million.

In July 2011, Northern Trust completed its acquisition of Omnium LLC, a hedge fund administrator. The purchase price, which is subject to certain performance-related adjustments over a five year period after the acquisition date, totaled $145.1 million and was comprised of $101.6 million of cash and $43.5 million of contingent consideration. Goodwill and other intangible assets associated with the acquisition totaled $101.4 million and $43.9 million, respectively. The estimated fair value of the contingent purchase consideration at December 31, 2011 was $45.4 million.